RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Balances And Transactions
Schedule of Related Party Balances and Transactions

Balances with related parties:

	June 30,	December
	2021	31, 2020
	Unaudited

Trade and other payables (a)	$62	$83

Related parties' expenses:

	Six months ended June 30,
	2021	2020
	Unaudited

Amounts charged to:

Research and development expenses (a)	$110	$146

(a)

The Company incurred expenses for research and development services provided by related party for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.